Related Party Transactions	12 Months Ended
Sep. 28, 2012
Related Party Transactions
9.	Related Party Transactions

Transaction with Directors—Certain members of the Company’s board of directors also served on Tyco’s board of directors prior to the Separation. Transactions with Tyco during fiscal years 2012, 2011 and 2010 are described below. Additionally, during fiscal 2012, 2011 and 2010, the Company engaged in commercial transactions in the normal course of business with companies where Directors of ADT or Tyco were employed and served as officers. During each of these periods, the Company’s purchases from such companies aggregated less than 1 percent of combined revenue.

Cash Management—Prior to the Separation, the Company’s cash was regularly “swept” by Tyco at its discretion in conjunction with its centralized approach to cash management and financing of operations. Transfers of cash both to and from Tyco are included within parent company investment on the Consolidated and Combined Statements of Stockholders’ Equity. The main components of transfers to and from Tyco are related to cash pooling and general financing activities as well as cash transfers for acquisitions, investments and various allocations from Tyco.

Trade Activity—Accounts payable includes $14 million and $9 million of payables to Tyco affiliates as of September 28, 2012 and September 30, 2011, respectively, primarily related to the purchase of inventory. During fiscal 2012, 2011 and 2010, the Company purchased inventory from Tyco affiliates in the amount of $110 million, $79 million and $34 million, respectively.

Service and Lending Arrangement with Tyco Affiliates—Prior to the Separation, the Company had various debt and cash pool agreements with Tyco affiliates, which were executed outside of the normal Tyco centralized approach to cash management and financing of operations. Other liabilities as of September 30, 2011 includes $63 million of payables to Tyco affiliates related to these types of transactions.

Also, prior to the Separation, the Company, Tyco and its affiliates paid for expenses on behalf of each other. Prepaid expenses and other current assets includes $7 million of receivables from Tyco and its affiliates as of September 30, 2011. Accrued and other current liabilities includes $2 million of payables to Tyco and its affiliates as of September 30, 2011.

Debt and Related Items—For periods prior to the Separation, the Company was allocated a portion of Tyco’s consolidated debt and interest expense. Note 5 provides further information regarding these allocations.

Insurable Liabilities—For fiscal years 2010 through 2012, the Company was insured for product liability, worker’s compensation, property, general and auto liabilities by a captive insurance company that is wholly-owned by Tyco. The Company paid a premium in each year to obtain insurance coverage during these periods. Premiums expensed by the Company were $24 million, $24 million and $18 million in 2012, 2011 and 2010, respectively, and are included in the selling, general and administrative expenses in the Consolidated and Combined Statements of Operations.

As of September 28, 2012 and September 30, 2011, the Company recorded insurance-related liabilities in the Consolidated and Combined Balance Sheets of $47 million and $57 million, respectively. Due to the fact that Tyco has retained the liability associated with claims incurred prior to the Separation, the Company has recorded insurance receivables offsetting its liabilities related to these claims. As of September 28, 2012 and September 30, 2011, the current portion of these insurance receivables, which totaled $11 million and $14 million, respectively, is reflected in prepaid and other current assets in the Consolidated and Combined Balance Sheets. The non-current portion of these receivables is reflected in other assets.

General Corporate Overhead—For fiscal 2010 through fiscal 2012, the Company was allocated corporate overhead expenses from Tyco for corporate related functions based on the relative proportion of either the Company’s headcount or revenue to Tyco’s consolidated headcount or revenue. Corporate overhead expenses primarily related to centralized corporate functions, including finance, treasury, tax, legal, information technology, internal audit, human resources and risk management functions. During fiscal 2012, 2011 and 2010, the Company was allocated $52 million, $67 million and $69 million, respectively, of general corporate expenses incurred by Tyco which are included within selling, general and administrative expenses in the Consolidated and Combined Statements of Operations. Further discussion of allocations is included in Note 1.

Separation and Distribution Agreements—In conjunction with the Separation, the Company entered into Separation and Distribution Agreements and other agreements with Tyco and Pentair, which govern the relationships among the Company, Tyco and Pentair subsequent to the Separation. The Separation and Distribution Agreement between ADT and Tyco provided for the allocation to ADT of certain of Tyco’s assets, liabilities and obligations attributable to periods prior to the Separation, which is reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012. This agreement also provides for certain non-compete and non-solicitation restrictions that prohibit the Company from competing with Tyco in the commercial security market in the United States and Canada for a period of time after the Separation.